Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
ITEM 402(V) PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following disclosure about the relationship between compensation actually paid for our principal executive officer (“PEO”) and non-PEO
named executive officers
(“Non-PEO
NEOs”) and certain financial performance of the Company. As a smaller reporting company, we are permitted to, and have elected to, provide scaled disclosure. The disclosure included in this section does not necessarily align with how the Company or the Compensation Committee views the relationship between the Company’s performance and executive compensation. For additional information about our pay for performance compensation philosophy and how we seek to align executive compensation with the Company’s performance, please refer to “Executive Compensation” beginning on page 55.
Tabular Disclosure of Pay Versus Performance
The following table presents the pay versus performance information for our named executive officers. The a
m
ounts set forth in the table below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
Non-PEO
NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation
S-K.
Use of the term “compensation actually paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by such individuals included in the table. Our Executive Chairman is our principal executive officer and is referred to as PEO in the headers of the following tables.

Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”) (3) ($)	Net Loss (in thousands) (4) ($)
2026	865,961	779,741	217,586	194,946	1.24	(13,843)
2025	1,165,657	887,668	135,900	135,900	1.94	(2,488)
2024	681,136	595,609	343,084	325,899	10.68	(14,671)

(1)
Represents the amounts of total compensation reported for Mr. Murphy (our Executive Chairman) for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to “Executive Compensation—Summary Compensation Table” for additional details.

(2)
Represents the amount of compensation actually paid as computed in accordance with Item 402(v) of Regulation
S-K.
Please refer to the table below for adjustments made to the total compensation for our PEO and average total compensation for our
Non-PEO
NEOs each year to determine the compensation actually paid:

	PEO			Average of Non-PEO NEOs
	2026	2025	2024	2026	2025	2024
Summary Compensation Table Total	$865,961	$1,165,657	$681,136	$217,586	$135,900	$343,084
Less: Grant Date Fair Value of Equity Awards as reported in Summary Compensation Table (a)	25,950	428,113	—	79,950	—	15,446
Adjusted fair value of equity awards
Fair value at year-end of awards granted during the year that are outstanding and unvested	21,450	163,003	—	57,310	—	7,502

	PEO			Average of Non-PEO NEOs
	2026	2025	2024	2026	2025	2024
Change in fair value at year-end of awards granted in prior years that are outstanding and unvested from prior year-end	$(81,720)	$(10,074)	$(56,805)		$—	$—
Fair value at vesting date of equity awards granted during the year that vested during the year	0	—	—		—	5,020
Change in fair value at vesting date of equity awards granted in prior years that vested during the year from prior year-end	0	(2,806)	(28,723)		—	(14,261)
Compensation Actually Paid	$779,741	$887,668	$595,609	$194,946	$135,900	$325,899

(a)	Represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(3)
TSR is determined based on the value of an initial fixed investment of $100 on March 31, 2023. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by (ii) the Company’s stock price at the beginning of the measurement period.

(4)
Represents the net loss attributable to the Company for each applicable fiscal year as reported in our audited financial statements included in our Annual Reports on
Form 10-K
for the years ended March 31, 2026 and 2025, as filed with the SEC on July 14, 2026 and June 5, 2025, respectively.

Named Executive Officers, Footnote
(1)
Represents the amounts of total compensation reported for Mr. Murphy (our Executive Chairman) for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to “Executive Compensation—Summary Compensation Table” for additional details.

Peer Group Issuers, Footnote
(3)
TSR is determined based on the value of an initial fixed investment of $100 on March 31, 2023. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by (ii) the Company’s stock price at the beginning of the measurement period.

PEO Total Compensation Amount	$ 865,961	$ 1,165,657	$ 681,136
PEO Actually Paid Compensation Amount	$ 779,741	887,668	595,609
Adjustment To PEO Compensation, Footnote
(2)
Represents the amount of compensation actually paid as computed in accordance with Item 402(v) of Regulation
S-K.
Please refer to the table below for adjustments made to the total compensation for our PEO and average total compensation for our
Non-PEO
NEOs each year to determine the compensation actually paid:

	PEO			Average of Non-PEO NEOs
	2026	2025	2024	2026	2025	2024
Summary Compensation Table Total	$865,961	$1,165,657	$681,136	$217,586	$135,900	$343,084
Less: Grant Date Fair Value of Equity Awards as reported in Summary Compensation Table (a)	25,950	428,113	—	79,950	—	15,446
Adjusted fair value of equity awards
Fair value at year-end of awards granted during the year that are outstanding and unvested	21,450	163,003	—	57,310	—	7,502

	PEO			Average of Non-PEO NEOs
	2026	2025	2024	2026	2025	2024
Change in fair value at year-end of awards granted in prior years that are outstanding and unvested from prior year-end	$(81,720)	$(10,074)	$(56,805)		$—	$—
Fair value at vesting date of equity awards granted during the year that vested during the year	0	—	—		—	5,020
Change in fair value at vesting date of equity awards granted in prior years that vested during the year from prior year-end	0	(2,806)	(28,723)		—	(14,261)
Compensation Actually Paid	$779,741	$887,668	$595,609	$194,946	$135,900	$325,899

(a)	Represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(3)
TSR is determined based on the value of an initial fixed investment of $100 on March 31, 2023. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by (ii) the Company’s stock price at the beginning of the measurement period.

(4)
Represents the net loss attributable to the Company for each applicable fiscal year as reported in our audited financial statements included in our Annual Reports on
Form 10-K
for the years ended March 31, 2026 and 2025, as filed with the SEC on July 14, 2026 and June 5, 2025, respectively.

Non-PEO NEO Average Total Compensation Amount	$ 217,586	135,900	343,084
Non-PEO NEO Average Compensation Actually Paid Amount	$ 194,946	135,900	325,899
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Represents the amount of compensation actually paid as computed in accordance with Item 402(v) of Regulation
S-K.
Please refer to the table below for adjustments made to the total compensation for our PEO and average total compensation for our
Non-PEO
NEOs each year to determine the compensation actually paid:

	PEO			Average of Non-PEO NEOs
	2026	2025	2024	2026	2025	2024
Summary Compensation Table Total	$865,961	$1,165,657	$681,136	$217,586	$135,900	$343,084
Less: Grant Date Fair Value of Equity Awards as reported in Summary Compensation Table (a)	25,950	428,113	—	79,950	—	15,446
Adjusted fair value of equity awards
Fair value at year-end of awards granted during the year that are outstanding and unvested	21,450	163,003	—	57,310	—	7,502

	PEO			Average of Non-PEO NEOs
	2026	2025	2024	2026	2025	2024
Change in fair value at year-end of awards granted in prior years that are outstanding and unvested from prior year-end	$(81,720)	$(10,074)	$(56,805)		$—	$—
Fair value at vesting date of equity awards granted during the year that vested during the year	0	—	—		—	5,020
Change in fair value at vesting date of equity awards granted in prior years that vested during the year from prior year-end	0	(2,806)	(28,723)		—	(14,261)
Compensation Actually Paid	$779,741	$887,668	$595,609	$194,946	$135,900	$325,899

(a)	Represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(3)
TSR is determined based on the value of an initial fixed investment of $100 on March 31, 2023. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by (ii) the Company’s stock price at the beginning of the measurement period.

(4)
Represents the net loss attributable to the Company for each applicable fiscal year as reported in our audited financial statements included in our Annual Reports on
Form 10-K
for the years ended March 31, 2026 and 2025, as filed with the SEC on July 14, 2026 and June 5, 2025, respectively.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following graph sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to
our
non-PEO
NEOs and the Company’s cumulative TSR over the three most recently completed fiscal years.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act or the Exchange Act whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
The graph below shows the relationship between the compensation actually paid to our PEO, the average of compensation actually paid to our non-PEO
NEOs and our net loss during the three most recently completed fiscal years.

We do not use net loss as a performance measurement in our executive compensation. As a pre-commercial
stage company, we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our NEOs during the periods presented.

Total Shareholder Return Amount	$ 1.24	1.94	10.68
Net Income (Loss)	$ (13,843,000)	$ (2,488,000)	$ (14,671,000)
PEO Name	Mr. Murphy	Mr. Murphy	Mr. Murphy
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(4)
Represents the net loss attributable to the Company for each applicable fiscal year as reported in our audited financial statements included in our Annual Reports on
Form 10-K
for the years ended March 31, 2026 and 2025, as filed with the SEC on July 14, 2026 and June 5, 2025, respectively.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (25,950)	$ (428,113)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,450	163,003	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(81,720)	(10,074)	(56,805)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,806)	(28,723)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,950)	0	(15,446)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 57,310	0	7,502
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	5,020
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ (14,261)